Taxation - Summary of Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(23.80%)	(29.60%)	(0.10%)
Effect of withholding taxes	(1.00%)
Permanent differences	43.00%	25.40%	(33.40%)
Change in valuation allowances	(47.40%)	(21.20%)	8.70%
Effective income tax rate	(4.20%)	(0.40%)	0.20%